Schedule of Restatement Items on the Condensed Consolidated Statement of Operations Comprehensive Loss (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption value	$ 927,722	$ 3,385,613			$ 927,722		$ 3,223,514	$ 27,938,713
Accumulated deficit	(13,150,554)	(11,428,274)			(13,150,554)		(10,689,719)	(7,267,190)
Additional paid in capital	990,399	778,748			990,399
Balance	$ (12,156,710)	$ (10,646,081)	$ (9,257,978)	$ (8,094,816)	$ (12,156,710)	$ (9,257,978)	$ (10,686,274)	$ (7,263,745)
Redemption value per redeemable common stock	$ 12.78	$ 12.20			$ 12.78		$ 11.62	$ 10.90
Remeasurement of common stock subject to redemption		$ (162,099)		(455,764)	$ (321,489)	(1,284,994)	$ (2,175,180)	$ (3,595,663)
Remeasurement of Common stock subject to redemption		$ 162,099		$ 455,764	$ 321,489	$ 1,284,994	$ 2,175,180	$ 3,595,663
Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share	0.04	$ 0.34	$ 0.07	$ 0.04	$ 0.94	$ 0.17	$ 0.36	$ 0.38
Diluted net loss per share	$ 0.04	$ 0.34	$ 0.07	$ 0.04	$ 0.94	$ 0.17	$ 0.36	$ 0.38
Remeasurement of common stock subject to redemption	$ 20,752	$ 162,099	$ 388,406	$ 455,764	$ 321,489	$ 1,284,994	$ 2,175,180	$ 3,595,663
Remeasurement of Common stock subject to redemption	$ (20,752)	$ (162,099)	$ (388,406)	$ (455,764)	$ (321,489)	$ (1,284,994)	$ (2,175,180)	$ (3,595,663)
Non Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share	$ (0.24)	$ (0.24)	$ (0.08)	$ (0.14)	$ (0.77)	$ (0.33)	$ (0.54)	$ (0.25)
Diluted net loss per share	$ (0.24)	$ (0.24)	$ (0.08)	$ (0.14)	$ (0.77)	$ (0.33)	$ (0.54)	$ (0.25)
Remeasurement of common stock subject to redemption
Remeasurement of Common stock subject to redemption
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption value		2,822,505					2,816,791
Accumulated deficit		(11,021,551)					(10,282,996)
Additional paid in capital		935,133
Balance		$ (10,082,973)					$ (10,686,274)	$ (7,263,745)
Redemption value per redeemable common stock		$ 10.17					$ 10.15
Remeasurement of common stock subject to redemption		$ (5,714)					$ (1,768,457)
Remeasurement of Common stock subject to redemption		$ 5,714					$ 1,768,457
Previously Reported [Member] | Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share		$ (0.18)					$ 0.26
Diluted net loss per share		(0.18)					0.26
Previously Reported [Member] | Non Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share		(0.20)					(0.47)
Diluted net loss per share		$ (0.20)					$ (0.47)
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption value		$ 563,108					$ 406,723
Accumulated deficit		(406,723)					$ (406,723)
Additional paid in capital		(156,385)
Balance		$ (563,108)
Redemption value per redeemable common stock		$ 2.03					$ 1.47
Remeasurement of common stock subject to redemption		$ (156,385)					$ (406,723)
Remeasurement of Common stock subject to redemption		$ 156,385					$ 406,723
Revision of Prior Period, Reclassification, Adjustment [Member] | Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share		$ 0.52					$ 0.10
Diluted net loss per share		0.52					0.10
Revision of Prior Period, Reclassification, Adjustment [Member] | Non Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share		(0.04)					(0.07)
Diluted net loss per share		$ (0.04)					$ (0.07)